SCHEDULE III - Supplementary Insurance Information	12 Months Ended
Dec. 31, 2024
Text Block [Abstract]
SCHEDULE III - Supplementary Insurance Information
SCHEDULE III — SUPPLEMENTARY INSURANCE INFORMATION
THE PROGRESSIVE CORPORATION AND SUBSIDIARIES
(millions)

Segment	Deferred policy acquisition costs[1]	Future policy benefits, losses, claims, and loss expenses[1]	Unearned premiums[1]	Other policy claims and benefits payable[1]	Premium revenue	Net investment income[1,2]	Benefits, claims, losses, and settlement expenses	Amortization of deferred policy acquisition costs	Other operating expenses[1]	Net premiums written
Year ended December 31, 2024:
Personal Lines[3]					$60,091		$41,443	$4,360	$8,341	$63,470
Commercial Lines					10,707		7,610	1,023	1,109	10,953
Other indemnity					1		7	0	12	1
Total	$1,961	$39,057	$23,858	$0	$70,799	$2,803	$49,060	$5,383	$9,462	$74,424
Year ended December 31, 2023:
Personal Lines[3]					$48,765		$37,749	$3,660	$5,211	$51,412
Commercial Lines					9,899		7,900	1,005	1,020	10,138
Other indemnity					1		6	0	11	0
Total	$1,687	$34,389	$20,134	$0	$58,665	$1,866	$45,655	$4,665	$6,242	$61,550
Year ended December 31, 2022:
Personal Lines[3]					$40,150		$31,572	$3,003	$4,904	$41,680
Commercial Lines					9,088		6,545	913	948	9,399
Other indemnity					3		6	1	7	2
Total	$1,544	$30,359	$17,294	$0	$49,241	$1,236	$38,123	$3,917	$5,859	$51,081
[1] Progressive does not allocate assets, liabilities, or investment income to operating segments. Expense allocations are based on certain assumptions and estimates primarily related to revenue and volume; stated segment operating results would change if different methods were applied.
[2] Excludes total net realized gains (losses) on securities.
[3] Beginning in the fourth quarter 2024, our Personal Lines segment includes insurance for personal autos, special lines products (e.g., recreational vehicles, such as motorcycles, RVs, and watercraft), and personal property insurance, which includes insurance for homeowners and renters, umbrella insurance, and flood products. Personal Lines information for 2023 and 2022 was recast to include our personal property insurance products; these products were reported separately in prior years.